Unaudited Condensed Statement of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning Balance at Jan. 10, 2021
Beginning Balance (in Shares) at Jan. 10, 2021
Issuance of Class B ordinary shares to Sponsor		$ 1,006	23,994		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		10,062,500
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants	$ 3,500		340,232,310		340,235,810
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants (in Shares)	35,000,000
Offering costs			(18,963,451)		(18,963,451)
Excess cash received over the fair value of the private warrants			221,890		221,890
Shares subject to possible redemption	$ (3,158.54)		(315,851,111)		(315,854,270)
Shares subject to possible redemption (in Shares)	(31,585,427)
Net loss				(664,970)	(664,970)
Ending Balance at Mar. 31, 2021	$ 341	$ 1,006	5,663,632	(664,970)	5,000,009
Ending Balance (in Shares) at Mar. 31, 2021	3,414,573	10,062,500
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants	$ 326		31,603,374		31,603,700
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants (in Shares)	3,259,457
Offering costs			(1,738,203)		(1,738,203)
Forfeiture of Class B ordinary shares		$ (50)	50
Forfeiture of Class B ordinary shares (in Shares)		(497,636)
Shares subject to possible redemption	$ (124)		(12,517,385)		(12,517,509)
Shares subject to possible redemption (in Shares)	(1,251,751)
Net loss				(17,347,991)	(17,347,991)
Ending Balance at Jun. 30, 2021	$ 543	$ 956	$ 23,011,468	$ (18,012,961)	$ 5,000,006
Ending Balance (in Shares) at Jun. 30, 2021	5,422,279	9,564,864